Share-based compensation	6 Months Ended
Dec. 31, 2025
Share-based compensation
Share-based compensation

14.Share-based compensation

a)Description of share-based compensation arrangements

In connection with the Initial Public Offering (“IPO”) of MYT Netherlands Parent B.V. in January 2021, we adopted the 2020 Plan (MYT Netherlands Parent B.V. 2020 Omnibus Incentive Compensation Plan), under which we granted equity-based awards to selected key management members and supervisory board members on January 20, 2021. Selected key management members were granted an IPO-related award package. This package consists of the “Alignment Grant” and the “Restoration Grant”. Furthermore, restricted shares were granted to supervisory board members as part of the annual plan. Additionally, the Compensation Committee of the Supervisory Board proposes to the Supervisory Board annually about a Long-Term Incentive Plan (LTI). As of July 1, 2021, 2022, 2023, 2024 and 2025, the LTI was granted to certain key management members consisting of restricted share units (“RSUs”) with time and performance obligations and for the LTI granted on July 1, 2023, on July 1, 2024 and on July 1, 2025 certain stock options were granted to selected key management members under the new 2023 Omnibus Incentive Compensation Plan on the November 8, 2023 (the “2023 Plan”).

The 2023 Plan was amended in the Second Amended 2023 Plan to include, inter alia, an adjustment of the pool of reserved shares that may be amended and restated at the extraordinary general meeting of shareholders held on March 6, 2025 (the “Second Amended 2023 Plan”). The changes implemented granted under the 2023 Plan, ratification of any and all grants made under the 2023 Plan from the date it became effective on November 8, 2023, and a further increase of the pool of reserved shares effective as of, and subject to the completion of the YNAP Acquisition.

LuxExperience Group established an Employee Share Purchase Plan, with the intent to encourage long-term relationship with the company and its employees. Pursuant to paragraphs 21(g) and 24 of IAS 33, as certain shares are fully vested and contingently issuable for no consideration, they are treated as outstanding and included in the calculation of both basic and diluted earnings per share.

i)	IPO Related One-Time Award Package

Alignment Grant

Under 2020 Omnibus Incentive Compensation Plan share-based payment program, options were granted to selected key management members. The options vest and become exercisable with respect to 25 % on each of the first four anniversaries of the grant date (January 20, 2021). After vesting, each option grants the right to purchase one American Depositary Share (each, an “ADS”) at a predefined exercise price per share. The vested options can be exercised up to 10 years after the grant date. The granted options are divided into three different tranches which have varying exercise prices. Overall, 6,478,761 options were granted to 21 key management members. The amount recognized as share-based compensation expense under this program is based on a weighted average historical share price of 31 USD.

Restoration Grant

Under 2020 Omnibus Incentive Compensation Plan share-based payment program, phantom shares were granted to selected key management members. Each phantom share represents the right of the grantee to receive one ADS in exchange for a phantom share. The granted phantom share vested immediately on the grant date and can be converted into an ADS at any time but are subject to transfer restrictions after conversion. Up to 25% of the granted phantom shares can be transferred after conversion at any time after the second anniversary of the grant date. The remaining 75% of the granted phantom shares can be transferred after conversion if certain conditions are met or at the fourth anniversary of the grant date at latest. The phantom shares can be converted into ADSs up to 10 years after the grant date. Overall, 1,875,677 phantom shares were granted to 21 key management members. The amount recognized as share-based compensation expense under this program is based on a weighted average historical share price of 31 USD.

ii)	Annual Plan

Supervisory Board Members Plan

On November 12, 2024, 85,502 RSUs were granted to five Supervisory Board Members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. The total number of RSU’s vested on November 12, 2025. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 6.14, the closing share price of the grant date.

On December 17, 2025, 94,006 RSUs were granted to five Supervisory Board Members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. The total number of RSU’s will vest on December 17, 2026. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 8.51, the closing share price of the grant date.

Type of arrangement	Supervisory Board Members plan
Type of Award	Restricted Shares / Restricted Share Units	Restricted Shares / Restricted Share Units
Date of grant	November 12, 2024	December 17, 2025
Number granted	85,502	94,006
Vesting conditions	The restricted share units vested in full on November 12, 2025	The restricted share units will vest in full on December 17, 2026.

iii)	Long-Term Incentive Plan

On July 1, 2024, 2,295,434 RSUs were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. Out of the granted RSUs, 1,252,241 RSUs; “time-vesting RSUs” will be subject to a time-based vesting and 1,043,193 RSUs; “non-market performance RSUs” will be subject to a time and performance-based vesting. One-third (1/3) of the time-vesting RSUs awarded vested on June 30, 2025, with the remaining RSUs scheduled to vest in substantially equal installments on June 30, 2026 and June 30, 2027, subject to continued service on each applicable vesting date.

The non-market performance RSUs will vest after 3 years on June 30, 2027 and contain a performance condition that will determine the number of shares awardable at the end of the performance period pursuant to the respective vested restricted share units. Potential award levels range from 25-200% of the grant depending on the achievement of a GMV growth and an adjusted EBITDA margin target over the three-year period. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 5.07 for 2,295,434 RSUs.

On July 1, 2024, 3,277,477 stock options were granted to selected key management members. One third (1/3) of the options vest and become exercisable on each on the first three anniversaries of the service commencement date. After vesting, each option grants the right to purchase one share at a price of USD 5.07. The vested options can be exercised up to 10 years after the service commencement date. The granted options are divided into three different tranches which have varying grant date fair values.

On October 1, 2024, 102,740 time-vesting RSUs were granted to selected key management member. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. The total number of RSU’s vested on July 1, 2025. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 3.65, the closing share price of the day before the grant date.

On July 1, 2025, 2,087,724 stock options were granted to selected key management members. One third (1/3) of the options vest and become exercisable on each on the first three anniversaries of the service commencement date. After vesting, each option grants the right to purchase one share at a price of USD 7.89. The vested options can be exercised up to 10 years after the service commencement date. The granted options are divided into three different tranches which have varying grant date fair values.

On July 1, 2025, 1,313,946 time-vesting RSUs were granted to selected key management member. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 7.94, the closing share price of the day before the grant date.

On July 1, 2025, 1,106,332 RSUs non-market performance were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. The non-market performance RSUs will vest after 3 years on June 30, 2028 and contain a performance condition that will determine the number of shares awardable at the end of the performance period pursuant to the respective vested restricted share units. Potential award levels range from 25-200% of the grant depending on the achievement of a GMV growth and an adjusted EBITDA margin target over the three-year period. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 7.94.

On September 1, 2025, 3,449 time-vesting RSUs were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. The total number of RSU’s will vest on July 1, 2026. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 9.28, the closing share price of the day before the grant date.

On October 1, 2025, 6,465 stock options were granted to selected key management members. One third (1/3) of the options vest and become exercisable on each on the first three anniversaries of the service commencement date. After vesting, each option grants the right to purchase one share at a price of USD 7.97. The vested options can be exercised up to 10 years after the service commencement date. The granted options are divided into three different tranches which have varying grant date fair values.

On October 1, 2025, 3,730 time-vesting RSUs were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 8.50, the closing share price of the day before the grant date.

On October 1, 2025, 3,178 RSUs non-market performance were granted to selected key management members. Each RSU represents the right to receive an ADS (and the ordinary shares represented thereby) of LuxExperience B.V. upon vesting, based on the deemed value of award on grant date. The non-market performance RSUs will vest after 3 years on June 30, 2028 and contain a performance condition that will determine the number of shares awardable at the end of the performance period pursuant to the respective vested restricted share units. Potential award levels range from 25-200% of the grant depending on the achievement of a GMV growth and an adjusted EBITDA margin target over the three-year period. As the RSUs are not subject to an exercise price, the grant date fair value amounts to USD 8.50, the closing share price of the day before the grant date.

The following table summarizes the main features of time-vesting RSUs under the annual plan:

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Time-vesting RSUs
Service commencement date	July 1, 2024	Oct. 1, 2024	July 1, 2025	September 1, 2025	October 1, 2025
Grant date	July 1, 2024	Oct. 1, 2024	July 1, 2025	September 1, 2025	October 1, 2025
Number granted	1,252,241	102,740	1,313,946	3,449	3,730
Vesting conditions	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Vested in full on July 1, 2025.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	Will vest in full on July 1, 2026.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.

The following tables summarize the main features of non-market performance RSUs and stock option awards under the annual plan:

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Stock options
Service commencement date	July 1, 2024	July 1, 2025	July 1, 2025
Grant date	July 1, 2024	July 1, 2025	October 1, 2025
Number granted	3,277,477	2,087,724	6,465
Vesting conditions	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date.	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date.	Graded vesting of 1/3 of the granted share options in each of the next three years of service from service commencement date.

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Non-market performance RSUs
Service commencement date	July 1, 2024	July 1, 2025	July 1, 2025
Grant date	July 1, 2024	July 1, 2025	October 1, 2025
Number granted	1,043,193	1,106,332	3,178
Vesting conditions	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and adjusted EBITDA margin.	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and adjusted EBITDA margin.	3 year’s services from service commencement date and achievement of a certain level of cumulative GMV growth and adjusted EBITDA margin.

Employee Share Purchase Program (ESPP)

On May 29, 2023, the Company commenced its first open enrollment period for its Employee Share Purchase Program (“ESPP”), which was approved by the shareholders on October 27, 2022, at the Company’s annual general meeting. The objective of the ESPP is to allow employees of the Company (or any of its subsidiaries) to participate in the growth of the Company and to promote long-term corporate engagement by offering eligible employees the opportunity to acquire American Depositary Shares representing shares in the capital of the Company, at a discount, subject to the terms of the ESPP. The discount is fixed to one-fourth of the investment by the participant. The discount is implemented by increasing the number of shares with one-third (e.g. a participant receives four ADSs for the price of three ADSs.)

b)Measurement of fair values

Stock Options from Long-Term Incentive Plan

The fair value of the employee share options has been measured using the Black-Scholes formula. The inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans were as follows.

	Grant date		Grant date		Grant date
Black Scholes Model - Weighted Average Values	July 1, 2024		July 1, 2025		October 1, 2025
Weighted average fair value	$1.82		$2.82		$2.84
Exercise price	$5.07		$7.89		$7.97
Weighted average share price	$5.07		$7.89		$7.97
Expected volatility	64.47%		65.43%		64.69%
Expected life	1.97	years	1.97	years	1.97	years
Risk free rate	2.88%		1.82%		1.97%
Expected dividends	—		—		—

For the options granted after June 30, 2024, expected volatility has been based on an evaluation of the historical volatility of the Company’s own shares, particularly over the historical period commensurate with the expected term.

c)Share-based compensation expense recognized

Amounts recognized for share based payment programs were as follows:

	Six Months Ended
	December 31,
(in € thousands)	2024	2025
Classified within capital reserve (beginning of period)	175,591	188,031
Expense related to:	9,576	7,004
Share Options (Alignment Grant)	3,787	—
Share Options (LTI)	1,805	2,200
Restricted Share Units (Supervisory Board Members Plan)	181	210
Restricted Share Units (LTI)	3,803	4,594
Classified within capital reserve (end of period)	185,167	195,035

d)	Reconciliation of outstanding share options

The number and weighted-average exercise prices of share options under the share option programs described under the Alignment award were as follows.

	Alignment Award
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2024	6,063,090	8.57
forfeited	(21,165)	11.58
granted	—	N/A
December 31, 2024	6,041,925	8.56

June 30, 2025	4,653,477	9.09
exercised	(35,634)	6.84
forfeited	—	N/A
granted	—	N/A
December 31, 2025	4,617,843	9.11

The range of exercise prices for the share options outstanding as of December 31, 2025 is between 5.79 USD and 11.58 USD. The average remaining contractual life is 5.06 years.

The number and weighted-average exercise prices of share options under the share option programs described in Long-Term Incentive Plan for share options were as follows.

	Share Options under the Long-Term
	Incentive Plan
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2024	3,309,066	4.00
forfeited	(6,508)	4.00
granted	3,277,477	5.07
December 31, 2024	6,580,035	4.53

June 30, 2025	6,378,249	4.55
exercised	(833,284)	4.08
forfeited	(56,280)	7.52
granted	2,094,189	7.88
December 31, 2025	7,582,874	5.49

The range of exercise prices for the share options outstanding as of December 31, 2025 is between 4.00 USD and 7.89 USD. The average remaining contractual life is 8.47 years.